Other Income	6 Months Ended
Jun. 30, 2022
Other Income [Abstract]
Other Income	Other Income

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
	£’000	£’000	£’000	£’000
Grant income	436	340	871	541
R&D expenditure credits	1,081	469	2,079	711
	1,517	809	2,950	1,252

As at June 30, 2022 the Group operated three grants, consisting of a European governmental grant, a grant from the Gates Foundation and a grant from the Austrian Research Promotion Agency (“FFG”). The first two grants provide reimbursement for certain personnel, consumables and overhead costs incurred in the performance of research and development activities, while the FFG grant relates to the early stage testing of a drug’s action in solid tumour patient samples with high content microscopy and deep-learning.
The maximum amounts receivable under the grants are £1,191,000, £3,098,000 and £2,086,000, respectively, with total amounts received of £248,000, £2,932,000 and £1,252,000 as at June 30, 2022, respectively (December 31, 2021: £248,000, £2,285,000 and £1,252,000, respectively).